Consoolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,865,761)	$ (3,864,001)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	126,500	1,284,325
Bad debt expense	34,376	0
Write-off of due from related party		10,148
Depreciation and amortization	120,117	91,474
Amortization of debt discount	7,407	450,771
Change in fair value of derivative liabilities	2,650,369	(317,080)
Loss on settlement of debt		528,794
Prepayment and default penalty		122,020
Changes in operating assets and liabilities:
Accounts receivable	(799,533)	(39,862)
Inventory	(26,124)
Prepaid and other current assets	(23,728)	(91,066)
Due from related party	96,863
Accounts payable	(265,511)	(1,231,946)
Accrued and other current liabilities	2,179,965	(95,758)
Net cash provided by (used in) operating activities	(1,765,060)	(3,152,181)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of subsidiaries, net of cash acquired	(1,889,132)	(60,000)
Purchase of property and equipment	(112,074)	(153,183)
Purchase of intangible assets		(77,717)
Payment of loan receivable - related party	(1,000)	(220,674)
Collection of amounts due from related parties	700	226
Net cash used in investing activities	(2,001,506)	(511,348)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable		600,000
Repayments of loans payable	(232,018)	(344,483)
Repayment of loans payable - related parties		(90,787)
Proceeds from common stock issued	1,100,000	6,336,250
Proceeds from exercise of warrants	400,000
Proceeds from issuance of common stock purchase options	500,000
Repayment of convertible notes	0	(250,000)
Net cash provided by financing activities	1,767,982	6,250,980
Effect of exchange rate changes on cash	(6,840)	(5,954)
Net change in cash	(2,005,424)	2,581,497
Cash, beginning of period	3,334,813	753,316
Cash, end of period	1,329,389	3,334,813
Supplemental cash flow information
Cash paid for interest	3,333	126,818
Cash paid for taxes
Non-cash transactions:
Common stock payable	18,900	52,161
Common stock issued for asset acquisition	357,500
Common stock issued for acquisitions of subsidiaries	1,550,000
Common stock issued for conversion of debt		422,295
Common stock issued for exercise of cashless warrants	3,790
Resolution of derivative liabilities upon exercise of warrants	1,792,582	708,611
Common stock issued for settlement of debt	80,674	2,056,530
Common stock issued for forbearance of debt		49,925
Preferred stock issued for conversion of common stock		21
Subscription receivable		$ 100,000